INTANGIBLE ASSETS, NET AND GOODWILL (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Usefull life of intangible assets	The capitalized development costs and purchased license are amortized in accordance with its useful life of 5.5 years. The Core Technology License is amortized in accordance with its useful life of 4 years
Pre-tax discount rate	29.60%
Goodwill	$ 26,144	$ 26,144	$ 32,957
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Impairment on goodwill	$ 6,813